Borrowings and Other Financing Arrangements - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of Long Term Debt [Abstract]
2025
2026	11,960
2027		11,960
Total debt principal payments	11,960	11,960
Add: unamortized debt premium	1,049	1,226
Total Amended Senior Notes	$ 13,009	$ 13,186